Benefit Plans (Summary Of Value Of Non-Vested Share Awards Granted And Vested) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Weighted-average grant-date fair value of non-vested share awards granted (per share)	$ 59.79	$ 48.32	$ 52.50
Total fair value of non-vested share awards vested during the period (in millions)	$ 49.6	$ 42.5	$ 41.0